Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

Note 5. Inventories

Inventories at the indicated dates consist of the following:

	December 31,
	2017 (as adjusted)	2016 (as adjusted)
	(in thousands)
Raw materials	$3,476	$1,672
Work in progress	6,155	2,546
Finished goods	2,470	2,060

Inventory at cost	12,101	6,278
Inventory reserve	(369)	(736)

	$11,732	$5,542